Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Intangible Assets [Line Items]
Impairment of goodwill	¥ 3,432	¥ 7,792
Intangible assets subject to amortization acquired during the period	209,278	455,843
Intangible assets not subject to amortization acquired	265	289
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	677	312	¥ 3,378
Business Segment [Member] | Integrated Trust Assets Business Group [Member]
Intangible Assets [Line Items]
Impairment of goodwill	3,432	7,792
Software [Member]
Intangible Assets [Line Items]
Intangible assets subject to amortization acquired during the period	¥ 207,062	¥ 225,108
Weighted average amortization periods of intangible assets subject to amortization, years	5 years	5 years
Core Deposit Intangibles [Member]
Intangible Assets [Line Items]
Intangible assets subject to amortization acquired during the period		¥ 61,629
Weighted average amortization periods of intangible assets subject to amortization, years		11 years
Customer Relationships [Member]
Intangible Assets [Line Items]
Intangible assets subject to amortization acquired during the period		¥ 145,936
Weighted average amortization periods of intangible assets subject to amortization, years		13 years
Trade Names [Member]
Intangible Assets [Line Items]
Intangible assets subject to amortization acquired during the period		¥ 18,083
Weighted average amortization periods of intangible assets subject to amortization, years		22 years